ALLOWANCE FOR LOAN AND LEASE LOSSES - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan and lease losses	$ (1,841,000)		$ 195,000	$ 30,903,000
Net charge-offs		7,022,000	26,484,000	28,548,000
FDIC loss sharing income		365,000	3,720,000	35,346,000
Allowance for covered loan losses		10,000,000	18,900,000	45,200,000
Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Loss share expenses primarily related to losses on covered OREO		3,600,000	5,900,000	13,200,000
Commercial | Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum		250,000
Residential Portfolio Segment [Member] | Non Covered Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured loan relationships review threshold		100,000
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum		$ 100,000